Income Taxes (Reconciliatoin Of The Unrecognized Tax Benefits Rollforward) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of the beginning and ending balance of unrecognized tax benefits
Beginning balance	$ 2,164	$ 2,398
Additions for current year tax positions	339	299
Additions for prior year tax positions	0	377
Decreases related to lapse of applicable statute of limitation	(852)	(910)
Ending balance	$ 1,651	$ 2,164